Share capital - Summary of Shares Issued for Equity Financing (Details) - 2019 At-The-Market Program $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2023 CAD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CAD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
At-the-market supplement, gross proceeds	$ 75,568	$ 55,381	$ 143,887	$ 113,838
Brokerage fee expense	1,422	1,107	2,878	2,276
At-The-Market Supplement, Net Proceeds	$ 74,146	$ 54,274	$ 141,009	$ 111,562
Average share price (in CAD per share) | (per share)	$ 1.68	$ 1.23	$ 5.50	$ 4.35
Shares issued for equity financings (in shares)	44,986,253	44,986,253	26,161,388	26,161,388